Note 17 - Regulatory Capital (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Actual		Required to be Adequately Capitalized		Excess Capital		To Be Well Capitalized Under Prompt Corrective Action Provisions (1)
(Dollars in thousands)	Amount	Percent of Assets(2)	Amount	Percent of Assets(2)	Amount	Percent of Assets(2)	Amount	Percent of Assets(2)
December 31, 2015
Common equity tier 1 capital	$71,520	14.08%	$22,854	4.50%	$48,666	9.58%	$33,012	6.50%
Tier I leverage	71,520	11.46	24,971	4.00	46,549	7.46	31,213	5.00
Tier 1 risk-based capital	71,520	14.08	30,473	6.00	41,047	8.08	40,630	8.00
Total risk-based capital	77,934	15.35	40,630	8.00	37,304	7.35	50,788	10.00

December 31, 2014
Tier I or core capital	$66,976	11.76%	$22,775	4.00%	$44,201	7.76%	$28,469	5.00%
Tier I risk-based capital	66,976	17.21	15,562	4.00	51,414	13.21	23,343	6.00
Risk-based capital to risk-weighted assets	71,882	18.48	31,125	8.00	40,757	10.48	38,906	10.00